Income from voyages and related services	12 Months Ended
Dec. 31, 2024
Income from voyages and related services
Income from voyages and related services
17	Income from voyages and related services Revenues generated throughout the Group’s global network, are disaggregated as follows:

	2024	2023	2022
	US $ in millions
Freight revenues from containerized cargo:
Pacific	3,920.1	1,779.1	5,504.2
Cross-Suez	864.5	491.3	1,528.5
Atlantic	687.8	636.3	1,231.3
Intra-Asia	762.9	616.6	1,945.9
Latin America	845.8	425.0	742.3
	7,081.1	3,948.3	10,952.2

Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)	497.0	534.5	308.4

Other revenues (*)	849.3	679.4	1,301.0
	8,427.4	5,162.2	12,561.6

(*) Mainly demurrage, related services and other value-added services.
See also Notes 3(k) and 3(n).